DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF COMPONENTS OF DISPOSITION

The H&J Settlement was accounted for a business disposition in accordance with ASC 810-40-40-3A. As of June 21, 2023, the Company no longer consolidated the assets, liabilities, revenues and expenses of H&J. The components of the disposition are as follows:

Cash payment due to H&J Seller	$(229,000)
Common shares issued to H&J Seller*	(1,357,043)
Total fair value of consideration received (given)	$(1,586,043)

Carrying amount of assets and liabilities
Cash and cash equivalents	18,192
Accounts receivable, net	55,782
Prepaid expenses and other current assets	25,115
Goodwill	1,130,311
Intangible assets, net	1,246,915
Deposits	4,416
Accounts payable	(40,028)
Accrued expenses and other liabilities	(734,068)
Deferred revenue	(18,347)
Due to related parties	(1,008)
Contingent consideration	(1,400,000)
Loan payable	(219,894)
Note payable - related party	(129,489)
Total carrying amount of assets and liabilities	(62,103)

Loss on disposition of business	$(1,523,940)

*	Represents the fair value of 39,052 shares of common stock issued to D. Jones.

2023
Net revenues	$1,405,482
Cost of net revenues	565,621
Gross profit	839,861

Operating expenses:
General and administrative	520,582
Sales and marketing	346,167
Total operating expenses	866,749

Loss from operations	(26,889)

Other income (expense):
Interest expense	(11,675)
Loss on disposition of business	(1,523,940)
Total other income (expense), net	(1,535,615)

Income tax benefit (provision)	—
Net loss from discontinued operations	$(1,562,503)

Weighted average common shares outstanding - basic and diluted	8,488
Net income (loss) from discontinued operations per common share - basic and diluted	$(184.08)